Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Summary of Tenants in Portfolio that Represents the Largest Percentage of Total Revenue

	For the Six Months Ended June 30,
	2021		2020
	Number of Leases	Percentage of Rental Revenue	Number of Leases	Percentage of Rental Revenue
Curaleaf	11	38%	0	-%
Cresco Labs	1	28%	1	61%
Acreage	3	13%	4	39%
Columbia Care	5	10%	0	-%